Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt
Note 12 – Long-Term Debt
Long-term debt consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035	$18,734,612	$18,852,476
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035	18,797,058	18,924,229
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030	10,788,441	11,110,484
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027	4,092,000	4,371,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027	160,000,000	160,000,000
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027	282,537	317,073

Loans payable	212,694,648	213,575,262
Less: noncurrent debt issuance costs	(4,178,819)	(4,664,552)
Less: current debt issuance costs	(995,365)	(993,157)
Less: current portion of long-term debt, net of debt issuance costs	(2,459,654)	(2,445,595)

Total long-term debt, net of debt issuance cost s	$205,060,810	$205,471,958

2020 Loan Agreements
In 2020, the Company entered into two separate credit facilities brokered through Live Oak Bank (“LOB”) and backed by the U.S. Department of Agriculture for the completed purchase of the Company’s first two Viking Air Limited (“Viking”) Cl415EAF aircraft. The Company issued two $19,000 thousand promissory notes to LOB, established as
15-year
maturity, first 2 years interest only payments monthly, then
13-year
term principal plus interest due monthly at the rate of the greater of prime plus 1.5% or 4.75% per annum. The first of these notes was issued on August 21, 2020 and the second was issued October 1, 2020 to BAT1, LLC and BAT2, LLC, respectively. Debt issuance costs for BAT1 and BAT2 were $
951
 thousand and $
877
 thousand, respectively. Both of these notes are subject to financial covenants requiring the Company to maintain a debt service coverage ratio (“DSCR”), generally calculated as the ratio of the net cash flow (as defined in the applicable note agreements) to the amount of interest and servicing fees required to be paid over the succeeding 12 months on the principal amount of the note, as applicable, that will be outstanding on the payment date following such date of determination, that exceeds 1.25x at the aircraft or entity level and for the Company’s debt to worth ratio to not exceed 5.00x at the aircraft or entity level.

On February 3, 2020, the Company entered into a credit facility with RMB to finance in part the purchase of four Quest Kodiak aircraft. A promissory note was issued for $5,580 thousand, established as a
7-year

maturity, first 8 months interest only payments monthly, 60 day draw period, then
76-month

term plus principal interest due monthly on a
10-year

amortization at the rate of 1 month LIBOR plus 2.5%. Debt issuance costs for this loan was $86 thousand.
The Company also maintained a credit facility with RMB issued in 2019 for $12,882 thousand, established as a
10-year

maturity,
6-month

draw period, first 6 months interest only payments monthly, then
10-year

term principal plus interest due monthly on a
20-year

amortization at the rate of 1 month LIBOR plus 2.5%. Debt issuance costs for this loan were $116 thousand.
Both of these notes with RMB are subject to financial covenants requiring the Company to maintain a DSCR, calculated as the ratio of adjusted EBITDA (as defined in the applicable note agreements) to the amount of interest and principal payments for the fiscal year ending on the compliance date, that exceeds 1.25x for the Company. These notes are also subject to financial covenants requiring the Company to maintain a Senior Leverage Ratio on a quarterly basis not to exceed 7.00 to 1.00 through Quarter 3, 2024, 6.00 to 1.00 through Quarter 3, 2025 and 5.00 to 1.00 thereafter. This is calculated as Total Funded Senior Debt (as defined in the applicable note agreements) less municipal debt, divided by adjusted EBITDA (as defined in the applicable note agreements).
As of December 31, 2022, the Company was not in violation of the Senior Leverage Ratio requirement related to the credit facilities entered with RMB, as RMB amended the loan agreements prior to year-end.

These amendments modified the definition of EBITDA to be used in the Senior Leverage Ratio calculation to include certain allowable addbacks and modified the timing requirement of the Senior Leverage Ratio. As of June 30, 2023, the Company was in violation of the Senior Leverage Ratio requirement related to the credit facilities entered with RMB. The calculation for this RMB covenant based on quarterly financials is a violation for only June 30, 2023. The acceleration of the obligation has been waived for the most recent quarter.
2021 Loan Agreements
On February 24, 2021, the Company issued taxable industrial development revenue bonds under the CUSIP of Gallatin County for $7,330 thousand (“2021 Bonds”). This was done through an offering of the first tranche of which the Company is approved to issue up to $160,000 thousand. These proceeds are designated to finance the construction and equipping of the Company’s third aircraft hangar in Belgrade, Montana. They were issued with a
15-year

maturity, first two years interest only payments monthly at the rate of 6.5%. Debt issuance costs for this loan were $570 thousand.
On July 21, 2022, upon the closing of the 2022 Bonds, the Company redeemed in full the 2021 Bonds, and recorded a loss of $845 thousand on debt extinguishment in Other (expense) income in the Condensed Consolidated Statements of Operations.
The Company
re-entered

into a new short-term loan to finance aviation insurance premiums with IPFS on November 18, 2021. This was financed for $610 thousand with a maturity of one year and at a rate of 3.89%. No debt issuance costs were incurred.
The Company entered into various term loan agreements for the purchase of vehicles through First Interstate Bank with the earliest date of September 9, 2021. These loans ranged from $29 thousand to $66 thousand and were at rates from 5% to 5.5% and at durations from 5 to 6 years, with the latest maturation on November 17, 2027.

2022 Loan Agreements
The Company entered into two term loan agreements for the purchase of vehicles through First Interstate Bank with the date of April 21, 2022. These loans were for $65 thousand and $72 thousand and were at a rate of 4.8% and at a duration of 5 years, with the maturation on May 5, 2027.
On July 21, 2022, the Company closed on the 2022 Bonds, upon which the Company received from aggregate proceeds of $135,000 thousand on July 21, 2022 and $25,000 thousand on August 10, 2022. The proceeds were designated to redeem in full the 2021 Bonds and the Legacy Bridger Series A Preferred Shares, to finance the construction and equipping of the Company’s third and fourth aircraft hangar in Belgrade, Montana and to fund the purchase of additional CL415EAF aircraft. The 2022 Bonds mature on September 1, 2027, with an annual interest rate of 11.5% payable semiannually on March 1 and September 1 of each year, commencing on September 1, 2022. Debt issuance costs for the 2022 Bonds were $4,224 thousand.
The 2022 Bonds are subject to redemption or prepayment prior to maturity, as follows: (a) optional redemption in whole or in part, on any day thereafter at par plus accrued interest, and on certain dates, a premium; (b) mandatory redemption at par plus any premium applicable to optional redemptions and a 3% premium if such redemptions are made prior to September 1, 2025, in whole or in part, in the event of the occurrence of certain events; and (c) extraordinary redemption at par plus accrued interest due to the occurrence of certain casualty, condemnation, or other unexpected events. Optional redemptions are subject to 3%, 2%, and 0% premiums if redemptions are made on or after September 1, 2025, September 2026, and September 2027, respectively. At the Company’s direction, the 2022 Bonds may be redeemed by Gallatin County at any time, at a redemption price equal to 100% of the principal amount plus accrued interest upon the occurrence of certain events. The 2022 Bonds are subject to financial covenants requiring the Company to maintain a DSCR that exceeds 1.25x commencing with the fiscal quarter ending December 31, 2023, operate in such a manner to produce gross revenues so as to be at all relevant times in compliance with the DSCR covenant and have $8,000 thousand in the form of cash or investments (excluding margin accounts and retirement accounts) at all times and to be reported.
Amortization of debt issuance costs was $245 thousand and $484 thousand for the three and six months ended June 30, 2023, respectively, and $45 thousand and $90 thousand for the three and six months ended June 30, 2022, respectively.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Long-Term Debt
Note 13 – Long-term Debt
Long-term debt consisted of the following:

	As of December 31,
	2022	2021
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035	$18,852,476	$19,000,000
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035	18,924,229	19,000,000
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030	11,110,484	11,754,570
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027	4,371,000	4,929,000
Taxable industrial revenue bonds, dated February 24, 2021, 6.5% interest rates, maturing February 21, 2040	—	7,330,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027	160,000,000	—
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022	—	554,940
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027	317,073	170,763

Loans payable	213,575,262	62,739,273

Less: noncurrent debt issuance costs	(4,664,552)	(2,303,974)

Less: current debt issuance costs	(993,157)	(161,900)

Less: current portion of long-term debt, net of debt issuance costs	(2,445,595)	(2,155,926)

Total long-term debt, net of debt issuance costs	$205,471,958	$58,117,473

2020 Loan Agreements
In 2020, the Company entered into two separate credit facilities brokered through
Live
Oak Bank (“LOB”) and backed by the US Department of Agriculture (“USDA”) for the completed purchase of the Company’s first two Viking Cl415EAF aircraft. The Company issued two $19,000 thousand promissory notes to LOB, established as
15-year
maturity, first 2 years interest only payments monthly, then
13-year
term principal plus interest due monthly at the rate of the greater of prime plus 1.5% or 4.75% per annum. The first of these notes was issued on August 21, 2020 and the second was issued October 1, 2020 to BAT1, LLC and BAT2, LLC, respectively. Debt issuance costs for BAT1 and BAT2 were $951 thousand and $877 thousand, respectively. Both of these notes are subject to financial covenants requiring the Company to maintain a debt service coverage ratio (“DSCR”), generally calculated as the ratio of the net cash flow (as defined in the applicable note agreements) to the amount of interest and servicing fees required to be paid over the succeeding 12 months on the principal amount of the note, as applicable, that will be outstanding on the payment date following such date

o
f determination, that exceeds 1.25x at the aircraft or entity level and for the Company’s debt to worth ratio to not exceed 5.00x at the aircraft or entity level.
On February 3, 2020, the Company entered into a credit facility with RMB to finance in part the purchase of four Quest Kodiak aircraft. A promissory note was issued for $5,580 thousand, established as a
7-year
maturity, first 8 months interest only payments monthly, 60 day draw period, then
76-month
term plus principal interest due monthly on a
10-year
amortization at the rate of 1 month LIBOR plus 2.5%. Debt issuance costs for this loan was $86 thousand.
The Company also maintained a credit facility with RMB issued in 2019 for $12,882 thousand, established as a
10-year
maturity,
6-month
draw period, first 6 months interest only payments monthly, then
10-year
term principal plus interest due monthly on a
20-year
amortization at the rate of 1 month LIBOR plus 2.5%. Debt issuance costs for this loan were $116 thousand. Both of these notes with RMB are subject to financial covenants requiring the Company to maintain a debt service coverage ratio (“DSCR”), calculated as the ratio of adjusted EBITDA (as defined in the applicable note agreements) to the amount of interest and principal payments for the fiscal year ending on the compliance date, that exceeds 1.25x for the Company. These notes are also subject to financial covenants requiring the Company to maintain a Senior Leverage Ratio on a quarterly basis not to exceed 7.00 to 1.00 through Quarter
3
, 2024, 6.00 to 1.00 through Quarter 3, 2025 and 5.00 to 1.00 thereafter. This is calculated as Total Funded Senior Debt (as defined in the applicable note agreements) less municipal debt, divided by adjusted EBITDA (as defined in the applicable note agreements).
In response to the
COVID-19
pandemic, the U.S. Small Business Administration (the “SBA”) made available low-interest
rate loans to qualified small businesses, including under its Paycheck Protection Program (the “PPP”). On April 7, 2020, in order to supplement its cash balance, the Company applied for this PPP loan. On April 16, 2020, the Company’s SBA loan application was approved, and the Company received loan proceeds in the amount of $774 thousand. The SBA loan had an interest rate of 1% and was scheduled to mature on April 16, 2022. On April 2, 2021, this PPP loan was forgiven in full by the SBA and removed from the Company’s Consolidated Balance Sheets under Section 1106 of the CARES Act. The forgiveness of this loan was recognized in Other income on the Consolidated Statements of Operations.
The Company entered into a short-term loan to finance aviation insurance premiums through Insurance Premium Financing Leader (“IPFS”) on November 18, 2020. This was financed for $432 thousand with a maturity of one year
and at a rate of 4.52%. No debt issuance costs were incurred.
As of December 31, 2022, the Company was not in violation of the Senior Leverage Ratio requirement related to the credit facilities entered with RMB, as RMB amended the loan agreements prior to year-end.
These amendments modified the definition of EBITDA to be used in the Senior Leverage Ratio calculation to include certain allowable addbacks and modified the timing requirement of the Senior Leverage Ratio.
2021 Loan Agreements
On February 24, 2021, the Company issued taxable industrial development revenue bonds under the CUSIP of Gallatin County for $7,330 thousand (“2021 Bonds”). This was done through an offering of the first tranche of which the Company is approved to issue up to $160,000 thousand. These proceeds are designated to finance the construction and equipping of the Company’s third aircraft hangar in Belgrade, Montana. They were issued with a
15-year
maturity, first two years interest only payments monthly at the rate of 6.5%. Debt issuance costs for this loan were $570 thousand.
On July 21, 2022, upon the closing of a taxable industrial development revenue bond transaction under the CUSIP of Gallatin County for $160,000 thousand (“2022 Bonds”), the Company redeemed in full the 2021 Bonds, and recorded a loss of $845 thousand on debt extinguishment in Other (expense) income in the Consolidated Statements of Operations.

The Company
re-entered
into a new short-term loan to finance aviation insurance premiums with IPFS on November 18, 2021. This was financed for $610 thousand with a maturity of one year and at a rate of 3.89%. No debt issuance costs were incurred.
The Company entered into six various term loan agreements for the purchase of vehicles through First Interstate Bank with the earliest date of September 9, 2021. These loans ranged from $29 thousand to $66 thousand and were at rates from 5% to 5.5% and at durations from 5 to 6 years, with the latest maturation on November 17, 2027.
2022 Loan Agreements
The Company entered into two various term loan agreements for the purchase of vehicles through First Interstate Bank with the date of April 21, 2022. These loans ranged from $65 thousand to $72 thousand and were at a rate of 4.8% and at a duration of 5 years, with the maturation on May 5, 2027.
On July 21, 2022, the Company closed on the 2022 Bonds, upon which the Company received from aggregate proceeds of $135,000 thousand on July 21, 2022 and $25,000 thousand on August 10, 2022. The proceeds were designated to redeem in full the 2021 Bonds and the Series A Preferred shares, to finance the construction and equipping of the Company’s third and fourth aircraft hangar in Belgrade, Montana and to fund the purchase of additional CL415EAF aircraft. The 2022 Bonds mature on September 1, 2027, with an annual interest rate of 11.5% payable semiannually on March 1 and September 1 of each year, commencing on September 1, 2022. Debt issuance costs for the 2022 Bonds were $4,224 thousand.
The 2022 Bonds are subject to redemption or prepayment prior to maturity, as follows: (a) optional redemption in whole or in part, on any day thereafter at par plus accrued interest, and on certain dates, a premium; (b) mandatory redemption at par plus any premium applicable to optional redemptions and a 3% premium if such redemptions are made prior to September 1, 2025, in whole or in part, in the event of the occurrence of certain events; and (c) extraordinary redemption at par plus accrued interest due to the occurrence of certain casualty, condemnation, or other unexpected events. Optional redemptions are subject to 3%, 2%, and 0% premiums if redemptions are made on or after September 1, 2025, September 2026, and September 2027, respectively. At the Company’s direction, the 2022 Bonds may be redeemed by Gallatin County at any time, at a redemption price equal to 100% of the principal amount plus accrued interest upon the occurrence of certain events. The 2022 Bonds are subject to financial covenants requiring the Company to maintain a DSCR that exceeds 1.25x commencing with the fiscal quarter ending December 31, 2023, operate in such a manner to produce gross revenues so as to be at all relevant times in compliance with the DSCR covenant and have $8,000 thousand in the form of cash or investments (excluding margin accounts and retirement accounts) at all times and to be reported.
Amortization of debt issuance costs was $601 thousand and $173 thousand for the years
ended December 31, 2022 and 2021, respectively.
Principal maturities of the outstanding debt as of December 31, 2022 are as follows:

Year Ending December 31:
2023	$3,438,752
2024	3,544,234
2025	3,664,628
2026	3,780,164
2027	165,430,178
Thereafter	33,717,306

Total	$213,575,262